TAXATION	12 Months Ended
Dec. 31, 2021
TAXATION
TAXATION
15.	TAXATION
Cayman Islands
Under the current laws of Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
The Company’s subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong.
The PRC
The Company’s subsidiaries and VIEs registered in the PRC are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws.
The PRC EIT laws apply a general enterprise income tax rate of 25
% to both foreign-invested enterprises and domestic enterprises. Preferential tax treatments are granted to enterprises, which conduct business in certain encouraged sectors and to enterprises otherwise classified as a High and New Technology Enterprise (“HNTE”). In 2020, Ctrip Computer Technology, Ctrip Travel Information, and Ctrip Travel Network reapplied for their qualification as HNTE, which were approved by the relevant government authority. Thus, these subsidiaries are entitled to a preferential income tax rate o
f 15
% from 2020 to 2022 as long as they maintained their qualifications for HNTEs that are subject to verification by competent authorities and renewals every three years. In 2021, Qunar Software and Qunar Beijing have renewed their HNTE certificates and are continued with a preferential income tax rate of 15% from 2021 to 2023. Beijing Hujinxinrong Technology Co., Ltd is also a HNTE entitled to a preferential income tax rate o
f 15
% from 2019 to 2021 and is applying for renewal of its qualification. In addition, Ctrip Business Travel Information Service (Shanghai) Co., Ltd. and Shanghai
Xielv
Information Technology Co., Ltd. were designated by relevant local authorities in Shanghai as HNTEs for the first time in 2021 and are entitled to a preferential income tax rate of 15%
till
2023.
In 2001, the PRC state taxation administration (“STA”) started to implement preferential tax policy in China’s western regions, and companies located in applicable jurisdictions covered by the Western Regions Catalog are eligible to apply for a preferential income tax rate of 15% if their businesses fall within the “encouraged” category of the policy. On April 23, 2020, the Ministry of Finance, the STA, and the PRC National Development and Reform Commission (“NDRC”) jointly issued the Announcement on Renewing the Enterprise Income Tax Policy for Western Development, which reduced the revenue percentage requirement of the “encouraged” businesses to no less than 60% and would be applied from 2021 to 2030. Chengdu Ctrip, Chengdu Ctrip International, and Chengdu Information are entitled to enjoy a preferential tax rate of
15
% until 2030, provided that their “encouraged” businesses account for no less than required percentage pursuant to current policies.
Pursuant to the PRC EIT Law, all foreign invested enterprises in the PRC are subject to the withholding tax for their earnings generated after January 1, 2008. The Company expects to indefinitely reinvest undistributed earnings generated after January 1, 2008 in the onshore PRC entities. As a result, no deferred tax liability was provided on the outside basis difference from undistributed earnings after January 1, 2008.
Income/(loss) from domestic and foreign components before income tax expenses and equity in
(
loss
)/income
of affiliates (RMB in millions):

	2019	2020	2021
Domestic	8,983	4,230	2,615
Foreign	104	(5,455)	(3,086)

Total	9,087	(1,225)	(471)

The income/(loss) from foreign components mainly includes the gain/(loss) from the equity securities investments and measured at fair value, impairments for investments, share-based compensation charges, foreign exchange gain/(loss) and interest income/(loss) incurred in its overseas companies.
The income tax expenses from domestic components for the years ended December 31, 2019, 2020 and 2021 was RMB1,652 million, RMB528 million and RMB373 million, respectively. The income tax expenses/(benefit) from foreign components for the years ended December 31, 2019 and 2020 and 2021 was RMB90 million, RMB(173) million and RMB(103) million, respectively.
Composition of income tax expense
The current and deferred portion of income tax expense were as follows (RMB in millions):

	2019	2020	2021
Current income tax expense	1,918	848	607
Deferred tax benefit	(176)	(493)	(337)

Income tax expense	1,742	355	270

Reconciliation of the differences between statutory tax rate and the effective tax rate
The reconciliation between 25% which is the PRC statutory tax rate and the Company’s effective tax rate were as follows:

	2019	2020	2021
Statutory tax rate	25%	25%	25%
Non-deductible expenses and non-taxable income incurred
— Share-based compensation expenses	5%	(38%)	(89%)
— Change in fair value of equity securities investments and exchangeable senior notes	(5%)	0%	(21%)
— Gain on deconsolidation of a subsidiary	—	15%	—
— Others	1%	3%	1%
R&D expense super deduction	—	—	65%
Effect of tax holiday	(8%)	27%	75%
Difference in tax rates of subsidiaries outside PRC	(1%)	(37%)	(37%)
Decrease/(increase) in valuation allowance	2%	(24%)	(76%)

Effective EIT rate	19%	(29%)	(57%)

The change in the Company’s effective tax rates from year over year is primarily attributable to the tax differential from certain subsidiaries with preferential tax rates, the non-deductible
expenses and tax effects from investing activities.
The provisions for income taxes for the years ended December 31, 2019, 2020 and 2021 differ from the amounts computed by applying the EIT primarily due to tax holiday enjoyed by certain subsidiaries and VIEs of the Company. The following table sets forth the effect of tax holiday on China operations:

	2019	2020	2021

	RMB (in millions, except per share data)
Tax holiday effect	762	370	359
Basic net income per ADS effect	1.34	0.62	0.57
Diluted net income per ADS effect	1.19	0.62	0.57
The impacts on effective tax rates from the Company’s subsidiaries with different tax rates of subsidiaries outside PRC and tax holiday are as follows:

		2019	2020	2021
Ctrip Computer Technology	15%	(2.4%)	15.4%	31.9%
Ctrip Travel Information	15%	(1.0%)	(0.7%)	(4.1%)
Ctrip Travel Network	15%	(1.9%)	14.1%	16.0%
Chengdu Information	15%	(0.8%)	6.8%	7.3%
Beijing Hujinxinrong Technology Co., Ltd	15%	0.0%	(2.0%)	14.3%
The Company and its subsidiaries in Hong Kong, Singapore , UK and Cayman Islands	0%-19%	(1.4%)	(44.6%)	(38.8%)
Qunar and subsidiaries	15%	(1.5%)	(2.5%)	6.6%
Others	various	0.0%	3.5%	4.8%

Total		(9.0%)	(10.0%)	38.0%

Significant components of deferred tax assets and liabilities were as follows (RMB in millions):

	2020	2021
Deferred tax assets
Accrued expenses	708	731
Loss carry forwards	862	1,393
Accrued liability for rewards programs	85	40
Accrued staff salary	8	98
Others	321	314
Less: Valuation allowance of deferred tax assets	(589)	(892)

	1,395	1,684
Deferred tax liabilities:
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,574)	(3,527)

Net deferred tax liabilities	(2,179)	(1,843)

Movement of valuation allowances were as follows (RMB in millions):

	2019	2020	2021
Balance at beginning of year	238	482	589
Changes in current year	244	107	303

Balance at end of year	482	589	892

As

of December 31, 2020and 2021, valuation allowance of RMB
589
 million and RMB
892
 million was mainly provided for operating loss that could be carried forward related to certain subsidiaries based on then assessment where it is more likely than not that such deferred tax assets will not be realized. If events were to occur in the future that would allow the Company to realize more of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred.
As of December 31, 2021, the Company had net operating tax loss carry forwards amounted to RMB6.9 billion.
As of December 31, 2020 and 2021, the unrecognized tax benefit and accrual is nil.
Tax years subject to examination by major jurisdictions
In general, the PRC tax authorities have up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2017 through 2021 remain subject to the review by the relevant PRC tax authorities.